Property and equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
		Accumulated	Net book
December 31, 2018	Cost	amortization	value

Production equipment	$67	$42	$25
Software	55	55	-
Computer equipment	231	138	93
Leasehold improvements	574	209	365
Furniture and office equipment	177	148	29

	$1,104	$592	$512

		Accumulated	Net book
December 31, 2017	Cost	amortization	value

Production equipment	$70	$29	$41
Software	90	58	32
Computer equipment	152	122	30
Leasehold improvements	399	144	255
Furniture and office equipment	177	119	58

	$888	$472	$416